Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	80 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000211759
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Intermediate Bond Fund
Without Sales Load [Member] | C000211759
Average Annual Return [Line Items]
Average Annual Return, Percent	6.53%	(0.27%)	1.75%
HOMESTEAD INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	7.30%	(0.36%)	1.64%